Employee Benefits - Summary of Impact of Changes of Major Assumptions on Defined Benefit Obligation (Details) - Discount Rate (1% Movement) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase	$ (38,006)	$ (34,520)
Decrease	$ 48,004	$ 44,102